Deferred royalty obligation (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Royalty Obligation [Abstract]
Schedule of borrowings	Transaction costs associated to the warrant obligation have been charged directly to the consolidated statement of operations, while transaction costs associated to the residual loan have been deducted from the loan. See further illustration in table below:

in KUSD	Warrant obligation	Residual loan	Total
Loan Principal	3,957	116,043	120,000
Transaction costs	(245)	(7,187)	(7,432)
Carrying value of loan at issuance		108,856
The following table summarizes the interest expense recorded on the convertible loan for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(in KUSD)	2022	2021	2020
Deerfield First Tranche	5,664	8,389	4,756
Deerfield Second Tranche	2,020	2,029	—
Total	7,684	10,418	4,756
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
Liability balance at January 1, 2021	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: cumulative catch-up adjustment, Financial expense	936
Liability balance at December 31, 2021	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
Liability balance at December 31, 2022	222,277